Financial Instruments and Risk Management - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Prepayments to vendors	$ 964.4	$ 722.7
Percentage of variable interest rates	2.00%	7.20%
Forward Foreign Currency Contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in net change in cash flow hedges due to 10% increase or decrease in value of currency (USD against the euro)	$ 57.6	$ 100.4
Forward Foreign Currency Contracts | Viking Neptune and Viking Saturn Loan Balances
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in net change in cash flow hedges due to 10% increase or decrease in value of currency (USD against the euro)	$ 57.3	$ 56.2